Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions due from the related party	$ 647,412	$ 0	$ 78,466
Due to related party	$ 0	325,786
Rent paid to the related party		153,798
Sales to the related party		$ 25,384